As filed with the Securities and Exchange Commission on February 8, 2013

Securities Act File No. 333-168469

Investment Company Act File No. 811-224455

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.  4

[   ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No.   6

[   ]

PINNACLE CAPITAL MANGMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211 (913) 660-0778

It is proposed that this filing will become effective:

/ X /

immediately upon filing pursuant to paragraph (b).

/   /

on (date) pursuant to paragraph (b).

/   /

60 days after filing pursuant to paragraph (a)(1) .

/   /

on (date) pursuant to paragraph (a)(1).

/    /

75 days after filing pursuant to paragraph (a)(2).

/   /

on November 1, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/    /

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York, on the 8th day of February 2013.

Pinnacle Capital Management Funds Trust

By: /s/ Joseph Masella Joseph Masella, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Joseph Masella

President

February 8, 2013

Joseph Masella

/s/ Stephen J. Fauer

Treasurer and Vice President

February 8, 2013

Stephen J. Fauer

_______*__________

Trustee

February 8, 2013

Carl Reistrom

_______*__________

Trustee

February 8, 2013

Joseph Reagan, MD

_______*__________

Trustee

February 8, 2013

Michael Cuddy

* By: /s/ Kevin McClelland

Kevin McClelland

Vice President and Chief Operating Officer

February 8, 2013

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase